UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Harbinger Capital Partners Special Situations Fund, LP*

Address:  555 Madison Avenue, 16th Floor
          New York, New York  10022


13F File Number: 028-12359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

* NOTE: THE VALUES REPORTED HEREIN REFLECT THE MARKET VALUES OF CERTAIN SECURITIES HELD AT LEHMAN BROTHERS INTERNATIONAL (EUROPE) ("LBIE") AS OF
MARCH 31, 2009. THE REPORTING PERSON BELIEVES THAT ALL OR A PORTION OF SUCH SECURITIES WILL HAVE GREATER VALUES FOR PURPOSES OF OFFSETTING AMOUNTS OWED BY THE REPORTING PERSON TO LBIE AND IS NOT WAIVING ANY RIGHTS TO CLAIM HIGHER VALUES IN CONNECTION WITH THE ADMINISTRATION OF LBIE OR ANY SIMILAR PROCEEDING AFFECTING LEHMAN BROTHERS HOLDINGS, INC. OR ITS AFFILIATES OR SUBSIDIARIES.

Person Signing this Report on Behalf of Reporting Manager:

By:   Harbinger Capital Partners Special Situations GP, LLC
By:   Harbinger Holdings, LLC, Managing Member

Name:    Philip Falcone
Title:   Managing Member
Phone:   (212) 521-6988


Signature, Place, and Date of Signing

/s/ Philip Falcone              New York, New York           May 15, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name



         -----------------------     --------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       4

Form 13F Information Table Entry Total:  25

Form 13F Information Table Value Total:  $1,062,894
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number   Name

1.   028-12357             Harbinger Capital Partners Special Situations GP, LLC
2.   028-12612             HMC-New York, Inc.*
3.   028-12611             Harbert Management Corporation*
4.   028-13483             Harbinger Holdings, LLC

* On March 4, 2009, the Manager ceased its beneficial ownership of the securities held by the Reporting Person.

                                                   FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2        COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6       COLUMN 7       COLUMN 8

                              TITLE                       VALUE    SHRS OR    SH/ PUT/ INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP      (X$1000) PRN AMT    PRN CALL DISCRETION     MANAGERS SOLE      SHARED NONE
--------------                --------         -----      -------- -------    --- ---- ----------     -------- ----      ------ ----
AK STL HLDG CORP              COM              001547108   30,687   4,309,999 SH       SHARED-DEFINED 1,2,3,4   4,309,999 0      0
ASHLAND INC NEW               COM              044209104   24,097   2,332,692 SH       SHARED-DEFINED 1,2,3,4   2,332,692 0      0
ATLAS AIR WORLDWIDE HLDGS IN  COM NEW          049164205   18,997   1,094,914 SH       SHARED-DEFINED 1,2,3,4   1,094,914 0      0
AUGUSTA RES CORP              COM NEW          050912203    1,485   1,089,617 SH       SHARED-DEFINED 1,2,3,4   1,089,617 0      0
CABLEVISION SYS CORP          CL A NY CABLVS   12686C109   62,089   4,798,203 SH       SHARED-DEFINED 1,2,3,4   4,798,203 0      0
CALPINE CORP                  COM NEW          131347304  237,249  34,838,332 SH       SHARED-DEFINED 1,2,3,4  34,838,332 0      0
CLIFFS NATURAL RESOURCES INC  COM              18683K101   49,001   2,698,276 SH       SHARED-DEFINED 1,2,3,4   2,698,276 0      0
CONSTELLATION ENERGY GROUP I  COM              210371100   13,858     670,758 SH       SHARED-DEFINED 1,2,3,4     670,758 0      0
GENERAL MOLY INC              COM              370373102    1,750   1,651,083 SH       SHARED-DEFINED 1,2,3,4   1,651,083 0      0
HLTH CORPORATION              COM              40422Y101    1,539     148,662 SH       SHARED-DEFINED 1,2,3,4     148,662 0      0
LEAP WIRELESS INTL INC        COM NEW          521863308  119,430   3,425,000 SH       SHARED-DEFINED 1,2,3,4   3,425,000 0      0
MCDERMOTT INTL INC            COM              580037109   40,867   3,052,023 SH       SHARED-DEFINED 1,2,3,4   3,052,023 0      0
MDC PARTNERS INC              CL A SUB VTG     552697104      882     267,317 SH       SHARED-DEFINED 1,2,3,4     267,317 0      0
MEDIVATION INC                COM              58501N101    6,816     373,062 SH       SHARED-DEFINED 1,2,3,4     373,062 0      0
MIRANT CORP NEW               COM              60467R100   19,950   1,750,000 SH       SHARED-DEFINED 1,2,3,4   1,750,000 0      0
NAVISTAR INTL CORP NEW        COM              63934E108  105,431   3,150,969 SH       SHARED-DEFINED 1,2,3,4   3,150,969 0      0
NICOR INC                     COM              654086107    4,084     122,910 SH       SHARED-DEFINED 1,2,3,4     122,910 0      0
NISOURCE INC                  COM              65473P105      708      72,200 SH       SHARED-DEFINED 1,2,3,4      72,200 0      0
OWENS CORNING NEW             COM              690742101   18,997   2,101,475 SH       SHARED-DEFINED 1,2,3,4   2,101,475 0      0
SOLUTIA INC                   COM NEW          834376501   19,958  10,672,544 SH       SHARED-DEFINED 1,2,3,4  10,672,544 0      0
SOUTHERN UN CO NEW            COM              844030106   22,462   1,475,826 SH       SHARED-DEFINED 1,2,3,4   1,475,826 0      0
SUNOCO INC                    COM              86764P109   51,214   1,934,050 SH       SHARED-DEFINED 1,2,3,4   1,934,050 0      0
TERRESTAR CORP                COM              881451108    5,843  10,434,631 SH       SHARED-DEFINED 1,2,3,4  10,434,631 0      0
PROSHARES TR                  PSHS ULTSHT FINL 74347R628  185,703   1,891,835 SH       SHARED-DEFINED 1,2,3,4   1,891,835 0      0
PROSHARES TR                  PSHS ULSHT SP500 74347R883   19,799     249,668 SH       SHARED-DEFINED 1,2,3,4     249,668 0      0


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